Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Evaluates Segmental Performance

ADSE evaluates segmental performance based on segment revenue and segment earnings before interest, taxes, depreciation and amortization (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.

kEUR	Jun. 30, 2025
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	13,790	825	14,614	-	14,614
Inter-segment revenues	4,250	-	4,250	-4,250	-
Total revenue	18,039	825	18,864	-4,250	14,614

Earnings before interest, taxation, depreciation and amortization (EBITDA)	-25,164	-1,425	-26,589	-	-26,589
Depreciation and amortization	-3,346	-80	-3,426	-	-3,426
Operating result (EBIT)	-28,510	-1,506	-30,015		-30,015
Financial income	38,611	132	38,743	-456	38,287
Financial costs	-6,916	-16,696	-23,613	456	-13,157
Financial result	31,694	-16,565	15,130	-	15,130
Profit/Loss before tax	3,185	-18,070	-14,885	-	-14,885
Income tax expenses	120	-1	120	-	120
Profit/Loss for the year	3,305	-18,071	-14,766	-	-14,766
kEUR	Jun. 30, 2024
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	77,118	1,227	78,346	-	78,346
Inter-segment revenues	1,227	-	1,227	-310	917
Total revenue	78,346	1,227	79,573	-310	79,263

Earnings before interest, taxation, depreciation and amortization (EBITDA)	334	-1,734	-1,400	-	-1,400
Depreciation and amortization	-3,517	-44	-3,561	-	-3,561
Operating result (EBIT)	-3,183	-1,778	-4,960		-4,960
Financial income	23	-	23	-	23
Financial costs	-34,773	-4,663	-39,436	-	-39,436
Financial result	-34,750	-4,663	-39,413	-	-39,413
Loss before tax	-37,932	-6,441	-44,373	-	-44,373
Income tax expenses	-786	0	-786	-	-786
Loss for the year	-38,718	-6,441	-45,159	-	-45,159

Schedule of Total Non-Current Assets of Both Reportable Segments

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2025	Dec. 31, 2024
Europe	76,526	78,109
North America	-6,491	-6,328
Eliminations	-41,593	-41,593
Total non-current assets	28,442	30,188

Schedule of Total Current Assets

Total current assets of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2025	Dec. 31, 2024
Europe	139,724	108,877
North America	42,626	33,870
Eliminations	-77,689	-27,705
Total current assets	104,662	115,042

Schedule of Total Liabilities

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2025	Dec. 31, 2024
Europe	107,495	182,960
North America	49,317	10,697
Eliminations	-8,797	-5,618
Total liabilities	148,015	188,039

Schedule of Total Revenues

Total revenues of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2025	Jun. 30, 2024
Europe	18,039	78,346
North America	825	1,227
Eliminations	-4,250	-310
Total revenues	14,614	79,263